Acquisitions (Details) (USD $)	3 Months Ended								12 Months Ended			1 Months Ended		12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Nov. 30, 2011 Theracom Llc [Member]	Apr. 30, 2012 World Courier Inc [Member]	Dec. 31, 2012 World Courier Inc [Member]	Sep. 30, 2012 Theracom and World Courier Combined [Member]
Business Acquisition [Line Items]
Cost of acquired companies, net of cash acquired									$ 775,670,000	$ 45,380,000	$ 0	$ 257,200,000	$ 518,000,000
Business Acquisition Purchase Price Allocation Goodwill Amount												180,200,000	263,700,000
Business Acquisition Purchase Price Allocation Noncurrent Assets												68,800,000	250,000,000
Business Acquisition Purchase Price Allocation Trade Names												3,800,000	110,500,000
Business Acquisition Purchase Price Allocation Customer Relationships												57,100,000	130,500,000
Business Acquisition Purchase Price Allocation Software Technology												7,900,000	9,000,000
Acquired Trade Name Assets Weighted Average Useful Lives												5 years
Acquired Customer Relationship Intangible Assets Weighted Average Useful Lives												15 years	16 years
Acquired Software Technology Assets Weighted Average Useful Life												5 years	5 years
Business Acquisition Purchase Price Allocation Current Assets Receivables												119,300,000
Business Acquisition Purchase Price Allocation Current Assets Inventory												41,700,000
Business Acquisition Purchase Price Allocation Current Liabilities Accounts Payable												153,200,000
Business Acquisition Annualized Revenues												700,000,000
Business Acquisition Actual Revenue Subject to Elimination												72,200,000
Business Acquisition Operational Statistics													It operates in over 50 countries and has approximately 2,500 employees
Business Acquisition Estimated Revenue														500,000,000
Revenue	19,064,443,000	19,326,807,000	19,708,371,000	19,981,185,000	20,007,061,000	19,763,001,000	19,395,063,000	19,530,534,000	78,080,806,000	78,695,659,000	76,496,106,000				959,900,000
Income from continuing operations before income taxes	$ 296,539,000	$ 305,400,000	$ 353,816,000	$ 261,118,000	$ 222,467,000	$ 294,871,000	$ 343,134,000	$ 257,517,000	$ 1,216,873,000	$ 1,117,989,000	$ 1,012,176,000				$ 24,100,000